JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.3%
Aerospace & Defense — 1.7%
General Dynamics Corp.	358	86,342
Northrop Grumman Corp.	526	235,238
Raytheon Technologies Corp.	1,462	144,840
Textron, Inc.	234	17,405

		483,825

Air Freight & Logistics — 0.9%
FedEx Corp.	117	27,073
United Parcel Service, Inc., Class B	1,090	233,761

		260,834

Airlines — 0.3%
Southwest Airlines Co.*	1,582	72,456

Auto Components — 0.1%
Aptiv plc*	62	7,422
Magna International, Inc. (Canada)	198	12,733

		20,155

Automobiles — 1.7%
General Motors Co.*	361	15,790
Tesla, Inc.*	438	471,989

		487,779

Banks — 5.2%
Bank of America Corp.	4,128	170,156
Citigroup, Inc.	2,332	124,529
Citizens Financial Group, Inc.	574	26,019
Fifth Third Bancorp	489	21,047
M&T Bank Corp.	223	37,798
PNC Financial Services Group, Inc. (The)	406	74,887
Regions Financial Corp.	1,006	22,394
SVB Financial Group*	174	97,344
Truist Financial Corp.	4,856	275,335
US Bancorp	4,407	234,232
Wells Fargo & Co.	7,557	366,212

		1,449,953

Beverages — 1.6%
Coca-Cola Co. (The)	4,996	309,752
Constellation Brands, Inc., Class A	127	29,251
Monster Beverage Corp.*	558	44,584
PepsiCo, Inc.	319	53,394

		436,981

Biotechnology — 4.1%
AbbVie, Inc.	4,021	651,844
Amgen, Inc.	277	66,984
Biogen, Inc.*	106	22,324
Exact Sciences Corp.*	124	8,670
Moderna, Inc.*	60	10,336
Regeneron Pharmaceuticals, Inc.*	399	278,669
Seagen, Inc.*	181	26,073
Vertex Pharmaceuticals, Inc.*	341	88,991

		1,153,891

Building Products — 0.8%
Masco Corp.	288	14,688
Trane Technologies plc	1,445	220,652

		235,340

Capital Markets — 5.3%
Ameriprise Financial, Inc.	396	118,943
BlackRock, Inc.	155	118,446
Blackstone, Inc.	1,295	164,387
Charles Schwab Corp. (The)	2,340	197,285
Goldman Sachs Group, Inc. (The)	316	104,312
Intercontinental Exchange, Inc.	206	27,217
Morgan Stanley	3,705	323,817
MSCI, Inc.	32	16,092
S&P Global, Inc.	647	265,387
State Street Corp.	562	48,961
T. Rowe Price Group, Inc.	616	93,133

		1,477,980

Chemicals — 1.8%
Air Products and Chemicals, Inc.	296	73,973
Axalta Coating Systems Ltd.*	2,961	72,781
Celanese Corp.	76	10,858
DuPont de Nemours, Inc.	444	32,670
Eastman Chemical Co.	934	104,664
Linde plc (United Kingdom)	187	59,734
PPG Industries, Inc.	890	116,652
Sherwin-Williams Co. (The)	185	46,180

		517,512

Commercial Services & Supplies — 0.2%
Cintas Corp.	23	9,784
Republic Services, Inc.	276	36,570

		46,354

Communications Equipment — 0.0%(a)
Motorola Solutions, Inc.	31	7,508

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	40	15,396
Vulcan Materials Co.	625	114,812

		130,208

Consumer Finance — 0.8%
American Express Co.	558	104,346
Capital One Financial Corp.	849	111,465

		215,811

Containers & Packaging — 0.1%
Avery Dennison Corp.	73	12,700
Ball Corp.	178	16,020

		28,720

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B*	728	256,918
Voya Financial, Inc.	108	7,166

		264,084

Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	517	26,336

Electric Utilities — 2.2%
Edison International	249	17,455
Entergy Corp.	170	19,847
Evergy, Inc.	176	12,028
Exelon Corp.	768	36,580
FirstEnergy Corp.	579	26,553
NextEra Energy, Inc.	4,363	369,590
Xcel Energy, Inc.	1,832	132,215

		614,268

Electrical Equipment — 1.5%
Eaton Corp. plc	2,382	361,492
Rockwell Automation, Inc.	223	62,447

		423,939

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	794	59,828

Energy Equipment & Services — 0.2%
Baker Hughes Co.	1,420	51,702

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Entertainment — 0.4%
Netflix, Inc.*	125	46,824
Walt Disney Co. (The)*	407	55,824

		102,648

Equity Real Estate Investment Trusts (REITs) — 2.1%
AvalonBay Communities, Inc.	94	23,347
Camden Property Trust	154	25,595
Equinix, Inc.	34	25,215
Equity LifeStyle Properties, Inc.	207	15,831
Host Hotels & Resorts, Inc.	2,452	47,642
Kimco Realty Corp.	575	14,203
Prologis, Inc.	2,133	344,437
SBA Communications Corp.	43	14,796
Sun Communities, Inc.	121	21,210
Ventas, Inc.	941	58,116

		590,392

Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	59	33,975
Walmart, Inc.	440	65,525

		99,500

Food Products — 0.3%
Mondelez International, Inc., Class A	1,557	97,748

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	437	51,723
ABIOMED, Inc.*	39	12,918
Align Technology, Inc.*	40	17,440
Baxter International, Inc.	324	25,123
Becton Dickinson and Co.	235	62,510
Boston Scientific Corp.*	4,634	205,240
Dexcom, Inc.*	102	52,183
Intuitive Surgical, Inc.*	610	184,025
Medtronic plc	1,171	129,922
Zimmer Biomet Holdings, Inc.	575	73,543

		814,627

Health Care Providers & Services — 3.7%
Anthem, Inc.	209	102,665
Centene Corp.*	2,177	183,282
Cigna Corp.	304	72,841
CVS Health Corp.	633	64,066
HCA Healthcare, Inc.	501	125,561
Humana, Inc.	158	68,757
McKesson Corp.	473	144,799
UnitedHealth Group, Inc.	532	271,304

		1,033,275

Hotels, Restaurants & Leisure — 2.8%
Booking Holdings, Inc.*	59	138,558
Chipotle Mexican Grill, Inc.*	34	53,789
Expedia Group, Inc.*	119	23,285
Hilton Worldwide Holdings, Inc.*	168	25,492
Marriott International, Inc., Class A*	960	168,720
McDonald’s Corp.	1,265	312,809
Yum! Brands, Inc.	488	57,843

		780,496

Household Durables — 0.2%
Lennar Corp., Class A	369	29,952
Newell Brands, Inc.	1,027	21,988
Toll Brothers, Inc.	169	7,946

		59,886

Household Products — 0.7%
Kimberly-Clark Corp.	195	24,016
Procter & Gamble Co. (The)	1,106	168,997

		193,013

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	151	29,382

Insurance — 1.7%
Arthur J Gallagher & Co.	157	27,412
Chubb Ltd.	419	89,624
Hartford Financial Services Group, Inc. (The)	1,324	95,077
Loews Corp.	428	27,743
Marsh & McLennan Cos., Inc.	164	27,949
MetLife, Inc.	693	48,704
Progressive Corp. (The)	979	111,596
Prudential Financial, Inc.	414	48,922
Travelers Cos., Inc. (The)	54	9,868

		486,895

Interactive Media & Services — 6.5%
Alphabet, Inc., Class A*	285	792,685
Alphabet, Inc., Class C*	253	706,626
Match Group, Inc.*	132	14,354
Meta Platforms, Inc., Class A*	1,114	247,709
Snap, Inc., Class A*	1,757	63,234
ZoomInfo Technologies, Inc., Class A*	224	13,382

		1,837,990

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.*	299	974,725

IT Services — 3.0%
Accenture plc, Class A	238	80,261
Automatic Data Processing, Inc.	144	32,766
Cognizant Technology Solutions Corp., Class A	411	36,854
Fidelity National Information Services, Inc.	192	19,281
FleetCor Technologies, Inc.*	269	66,997
International Business Machines Corp.	462	60,069
Mastercard, Inc., Class A	1,051	375,606
MongoDB, Inc.*	34	15,082
Shopify, Inc., Class A (Canada)*	85	57,457
Visa, Inc., Class A	474	105,119

		849,492

Life Sciences Tools & Services — 0.6%
Danaher Corp.	103	30,213
Illumina, Inc.*	32	11,181
Thermo Fisher Scientific, Inc.	202	119,311

		160,705

Machinery — 2.9%
Deere & Co.	1,176	488,581
Dover Corp.	649	101,828
Ingersoll Rand, Inc.	247	12,437
Otis Worldwide Corp.	492	37,859
Parker-Hannifin Corp.	378	107,261
Stanley Black & Decker, Inc.	549	76,745

		824,711

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Media — 0.7%
Charter Communications, Inc., Class A*	84	45,824
Comcast Corp., Class A	3,094	144,861

		190,685

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,966	97,789
Nucor Corp.	62	9,216

		107,005

Multiline Retail — 0.2%
Dollar General Corp.	258	57,439

Multi-Utilities — 0.6%
Ameren Corp.	146	13,689
CenterPoint Energy, Inc.	1,235	37,840
CMS Energy Corp.	970	67,842
DTE Energy Co.	121	15,998
Public Service Enterprise Group, Inc.	302	21,140

		156,509

Oil, Gas & Consumable Fuels — 3.1%
Cheniere Energy, Inc.	103	14,281
Chevron Corp.	1,021	166,249
ConocoPhillips	2,524	252,400
Diamondback Energy, Inc.	321	44,003
EOG Resources, Inc.	1,122	133,776
Exxon Mobil Corp.	406	33,532
Pioneer Natural Resources Co.	777	194,273
Valero Energy Corp.	220	22,339

		860,853

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	265	72,165

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	5,580	407,507
Eli Lilly & Co.	965	276,347
Johnson & Johnson	909	161,102
Merck & Co., Inc.	497	40,779
Pfizer, Inc.	1,269	65,696

		951,431

Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	120	10,541
Equifax, Inc.	193	45,760
Leidos Holdings, Inc.	880	95,058
Verisk Analytics, Inc.	296	63,530

		214,889

Road & Rail — 1.4%
CSX Corp.	1,781	66,698
Lyft, Inc., Class A*	243	9,331
Norfolk Southern Corp.	834	237,874
Uber Technologies, Inc.*	1,632	58,230
Union Pacific Corp.	127	34,698

		406,831

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.*	2,943	321,788
Analog Devices, Inc.	1,910	315,494
Applied Materials, Inc.	229	30,182
ASML Holding NV (Registered), NYRS (Netherlands)	69	46,087
Enphase Energy, Inc.*	45	9,080
KLA Corp.	33	12,080
Lam Research Corp.	230	123,650
Microchip Technology, Inc.	274	20,588
Micron Technology, Inc.	248	19,317
NVIDIA Corp.	880	240,117
NXP Semiconductors NV (China)	1,853	342,953
QUALCOMM, Inc.	152	23,229
Texas Instruments, Inc.	1,371	251,551

		1,756,116

Software — 8.5%
Ceridian HCM Holding, Inc.*	411	28,096
Fortinet, Inc.*	31	10,594
HubSpot, Inc.*	16	7,599
Intuit, Inc.	269	129,346
Microsoft Corp.	6,151	1,896,415
Oracle Corp.	2,053	169,845
salesforce.com, Inc.*	133	28,238
Synopsys, Inc.*	211	70,320
Workday, Inc., Class A*	177	42,384

		2,382,837

Specialty Retail — 4.0%
AutoZone, Inc.*	115	235,127
Best Buy Co., Inc.	330	29,997
Burlington Stores, Inc.*	40	7,287
Gap, Inc. (The)	717	10,095
Home Depot, Inc. (The)	386	115,542
Lowe’s Cos., Inc.	1,965	397,303
O’Reilly Automotive, Inc.*	241	165,075
Ross Stores, Inc.	858	77,615
TJX Cos., Inc. (The)	1,436	86,993

		1,125,034

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	9,523	1,662,811
Seagate Technology Holdings plc	425	38,208

		1,701,019

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	1,621	218,122
Tapestry, Inc.	1,605	59,626

		277,748

Tobacco — 0.5%
Altria Group, Inc.	602	31,455
Philip Morris International, Inc.	1,131	106,246

		137,701

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.*	664	85,224

TOTAL COMMON STOCKS (Cost $26,523,662)		27,884,435

SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(b)(c)(Cost $178,359)	178,359	178,359

Total Investments — 99.9% (Cost $26,702,021)		28,062,794
Other Assets Less Liabilities — 0.1%		34,014

Net Assets — 100.0%		28,096,808

Percentages indicated are based on net assets.

(a)	Amount rounds to less than 0.1% of net assets.

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	8	06/2022	USD	181,110	8,919

Abbreviations

USD	United States Dollar

JPMorgan ActiveBuilders U. S. Large Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$28,062,794	$—	$—	$28,062,794

Appreciation in Other Financial Instruments
Futures Contracts(a)	$8,919	$—	$—	$8,919

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended March 31, 2022
Security Description	Value at July 7, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c)	$—	$25,079,492	$24,901,133	$—	$—	$178,359	178,359	$54	$—

(a)	Commencement of operations was July 7, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.